Retirement Plans - Expected Benefit Payments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 29, 2012
Compensation And Retirement Disclosure [Abstract]
2013	$ 16.7
2014	18.6
2015	19.4
2016	20.4
2017	21.1
2018-2022	$ 119.0